CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - ARS ($) $ in Thousands	Total	Total attributable to equity holders [Member]	Shareholders Contributions, Total Common Stock [Member]	Shareholders Contributions, Common Stock [Member]	Shareholders Contributions, Inflation Adjustment to Common Stock [Member]	Shareholders Contributions, Treasury Shares, Common Stock [Member]		Shareholders Contributions, Treasury Shares, Inflation Adjustment to Common Stock [Member]		Acquisition Cost of Treasury Shares [Member]		Additional Paid-up Capital [Member] [1]	Retained Earnings, Accumulated Retained Earnings [Member]	Retained Earnings, Legal Reserve [Member]	Retained Earnings, Future Dividends Reserve [Member]	Retained Earnings, Future Capital Expenditures Reserve [Member]	Retained Earnings, Reserve for Capital Expenditures, Acquisition of Treasury Shares and/or Dividends [Member]	Retained Earnings, Subtotal [Member]	Non-Controlling Interests [Member]
Balance at beginning of period at Dec. 31, 2018	$ 97,822,611	$ 97,822,581	$ 54,517,457	$ 780,894	$ 57,218,151	$ 13,601		$ 996,565		$ (4,491,754)		$ 0	$ 37,894,194	$ 2,055,445	$ 3,134,677	$ 220,808	$ 0	$ 43,305,124	$ 30
Resolutions of the Ordinary and Extraordinary Shareholders' Meeting
Legal reserve	0	0	0	0	0	0	[2]	0	[2]	0		0	(1,895,040)	1,895,040	0	0	0	0	0
Dividends payment	(18,876,266)	(18,876,266)	0	0	0	0	[2]	0	[2]	0		0	(18,876,266)	0	0	0	0	(18,876,266)	0
Reserve for capital expenditures, acquisition of treasury shares and/or dividends	0	0	0	0	0	0	[2]	0	[2]	0		0	(18,811,214)	0	0	0	18,811,214	0	0
Derecognition of reserves	0	0	0	0	0	0	[2]	0	[2]	0		0	3,355,485	0	(3,134,677)	(220,808)	0	0	0
Treasury shares distribution	53,480	53,480	6,686,793	29,445	1,799,865	(29,445)	[2]	(1,799,865)	[2]	8,313,704		(1,626,911)	0	0	0	0	(6,633,313)	(6,633,313)	0
Dividends payment	(1,181,728)	(1,181,728)	0	0	0	0	[2]	0	[2]	0		0	0	0	0	0	(1,181,728)	(1,181,728)	0
Treasury shares purchase	(5,323,617)	(5,323,617)	(5,323,617)	(25,731)	(1,545,694)	25,731	[2]	1,545,694	[2]	(5,323,617)		0	0	0	0	0	0	0	0
Comprehensive income for the year	26,313,599	26,313,572	0	0	0	0		0		0		0	26,313,572	0	0	0	0	26,313,572	27
Balance at end of period at Dec. 31, 2019	98,808,079	98,808,022	55,880,633	784,608	57,472,322	9,887	[2]	742,394	[2]	(1,501,667)	[2]	(1,626,911)	27,980,731	3,950,485	0	0	10,996,173	42,927,389	57
Resolutions of the Ordinary and Extraordinary Shareholders' Meeting
Legal reserve	0	0	0	0	0	0	[2]	0	[2]	0	[2]	0	(1,315,679)	1,315,679	0	0	0	0	0
Reserve for capital expenditures, acquisition of treasury shares and/or dividends	0	0	0	0	0	0	[2]	0	[2]	0	[2]	0	(37,661,225)	0	0	0	37,661,225	0	0
Derecognition of reserves	0	0	0	0	0	0	[2]	0	[2]	0	[2]	0	10,996,173	0	0	0	(10,996,173)	0	0
Treasury shares purchase	(4,106,604)	(4,106,604)	(4,106,604)	(31,847)	(2,315,564)	31,847	[2]	2,315,564	[2]	(4,106,604)	[2]	0	0	0	0	0	0	0	0
Non-Controlling interests dividends payment	(24)	0	0	0	0							0	0	0	0	0	0	0	(24)
Comprehensive income for the year	4,960,243	4,960,229	0	0	0	0	[2]	0	[2]	0	[2]	0	4,960,229	0	0	0	0	4,960,229	14
Balance at end of period at Dec. 31, 2020	99,661,694	99,661,647	51,774,029	752,761	55,156,758	41,734	[2]	3,057,958	[2]	(5,608,271)	[2]	(1,626,911)	4,960,229	5,266,164	0	0	37,661,225	47,887,618	47
Resolutions of the Ordinary and Extraordinary Shareholders' Meeting
Legal reserve	0	0	0	0	0	0	[2]	0	[2]	0	[2]	0	(248,012)	248,012	0	0	0	0	0
Reserve for capital expenditures, acquisition of treasury shares and/or dividends	0	0	0	0	0	0	[2]	0	[2]	0	[2]	0	(42,373,442)	0	0	0	42,373,442	0	0
Derecognition of reserves	0	0	0	0	0	0	[2]	0	[2]	0	[2]	0	37,661,225	0	0	0	(37,661,225)	0	0
Comprehensive income for the year	20,931,077	20,931,074	0	0	0	0	[2]	0	[2]	0	[2]	0	20,931,074	0	0	0	0	20,931,074	3
Balance at end of period at Dec. 31, 2021	$ 120,592,771	$ 120,592,721	$ 51,774,029	$ 752,761	$ 55,156,758	$ 41,734	[2]	$ 3,057,958	[2]	$ (5,608,271)	[2]	$ (1,626,911)	$ 20,931,074	$ 5,514,176	$ 0	$ 0	$ 42,373,442	$ 68,818,692	$ 50

[1]	See Note 19.c).
[2]	As of December 31, 2021 and 2020 corresponds to 41,734,225 shares of par value Ps. 1 each, equivalent to 5.25% of the share capital. The acquisition cost of these shares amounted to Ps. 5,608,271. As of December 31, 2019 corresponds to 9,886,755 shares of par value Ps. 1 each, equivalent to 1.24% of the share capital. The acquisition cost of these shares amounted to 1,501,667. See Note 19.b) to the consolidated financial statements.